SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
Schedule of share options activity

The following is a summary of the share options activity:

		Weighted
		Average
		Exercise Price
Share Options	Shares	Per Share
Outstanding as of June 30, 2021	109,520	$10.02
Granted	—	—
Forfeited	(29,520)	14.80
Exercised	—	—
Expired	—	—
Outstanding as of June 30, 2022	80,000	$8.25
Granted	—	—
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding as of December 31, 2022	80,000	$8.25

Schedule of options outstanding and exercisable

The following is a summary of the status of options outstanding and exercisable as of December 31, 2022:

Outstanding Options			Exercisable Options
		Average			Average
		Remaining			Remaining
Average Exercise		Contractual	Average Exercise		Contractual
Price	Number	life (Years)	Price	Number	life (Years)
$8.25	80,000	2.09	$8.25	80,000	2.09
80,000

Schedule of restricted shares granted

Following is a summary of the restricted shares granted:

Restricted share grants	Shares
Non-vested as of June 30, 2021	130,400
Granted	7,292,331
Vested	(5,255,400)
Non-vested as of June 30, 2022	2,167,331
Granted	—
Vested	(525,000)
Non-vested as of December 31, 2022	1,642,331

Schedule of Outstanding Restricted Shares

Outstanding Restricted Shares
		Average
		Remaining
Fair Value per		Amortization
Share	Number	Period (Years)
$1.04	1,642,331	2.16
	1,642,331